Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015
Adirondack Small Cap Fund
Account Value [Line Items]
Accumulated Value	$ 24,816	$ 21,411	$ 21,260	$ 19,669	$ 17,386	$ 16,803	$ 13,621	$ 16,681	$ 16,047	$ 15,371	$ 9,635	$ 7,902	$ 11,379	$ 12,361	$ 14,429	$ 13,287	$ 13,580	$ 12,761	$ 11,614	$ 10,427	$ 10,000
S&P 500 Index
Account Value [Line Items]
Accumulated Value	41,529	34,620	35,315	31,981	25,900	24,623	21,296	26,686	25,194	23,075	19,379	14,758	16,829	15,866	16,143	14,490	13,691	12,711	11,543	10,848	10,000
I Shares Russell [Member]
Account Value [Line Items]
Accumulated Value	23,804	20,142	22,072	20,810	17,595	17,584	16,351	20,248	19,925	19,691	12,172	9,947	14,309	14,229	15,630	14,203	14,323	13,521	11,870	10,459	10,000
Morningstar [Member]
Account Value [Line Items]
Accumulated Value	$ 24,679	$ 21,746	$ 23,049	$ 21,981	$ 18,409	$ 18,325	$ 16,483	$ 20,159	$ 19,291	$ 18,901	$ 11,758	$ 9,200	$ 13,787	$ 13,795	$ 15,135	$ 13,887	$ 13,887	$ 13,305	$ 11,808	$ 10,644	$ 10,000